Employees - Summary of Employee Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Number And Average Number Of Employees [Abstract]
Employee seconded to joint ventures and associates, remuneration	$ 39
Employee seconded to joint ventures and associates, social security contributions	$ 5